Restructuring and Integration (Tables)	12 Months Ended
Dec. 31, 2022
Restructuring and Related Activities [Abstract]
Summary of Restructuring Costs
The following table summarizes restructuring costs by type that have been incurred through December 31, 2022:

	Successor		Predecessor
	Year Ended December 31, 2022	Six months ended December 31, 2021	Six months ended June 30, 2021	Total Spend From Inception
Employer Solutions
Severance and Related Benefits	$11	$1	$6	$57
Other Restructuring Costs (1)	41	3	2	86

Total Employer Solutions	$52	$4	$8	$143
Professional Services
Severance and Related Benefits	$2	$—	$1	$10
Other Restructuring Costs (1)	9	1	—	15

Total Professional Services	$11	$1	$1	$25

Total Restructuring Costs	$63	$5	$9	$168

(1)	Other costs associated with the Plan primarily include consulting and legal fees and lease consolidation.

Schedule of Accrued Restructuring Liability
As of December 31, 2022, approximately $8 million of the restructuring liability is unpaid and is recorded in Accounts payable and accrued liabilities on the Consolidated Balance Sheets.

	Severance and Related Benefits	Other Restructuring Costs	Total
Accrued restructuring liability as of December 31, 2021	$4	$—	$4
Restructuring charges	13	50	63
Cash payments	(13)	(53)	(66)
Non-cash charges (1)	—	7	7

Accrued restructuring liability as of December 31, 2022	$4	$4	$8

(1)	Non-cash charges relate to lease consolidation.